Lease Arrangements - Other lease information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Expenses relating to short-term leases	$ 4,731.1	$ 5,250.3	$ 3,153.5
Total cash outflow for leases	$ 7,618.3	$ 7,510.8	$ 6,354.6